Consolidated Statements of Comprehensive Income/ (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	$ 23,762,536	$ 41,200,205	$ 61,343,681
Cost of sales	(35,274,352)	(39,041,932)	(46,511,274)
Gross (loss)/profit	(11,511,816)	2,158,273	14,832,407
Other income	461,564	555,051	302,144
Other gains and (losses)	(122,243)	(11,123,767)	(3,877,832)
Distribution and selling expenses	(3,265,380)	(3,606,010)	(6,621,256)
Administrative expenses	(4,879,397)	(3,543,993)	(2,798,082)
(Loss)/profit from operations	(19,317,272)	(15,560,446)	1,837,381
Finance costs	(96,385)	(71,783)
Change in fair value of warrant liabilities		3,409	11,978
(Loss)/profit before tax	(19,413,657)	(15,628,820)	1,849,359
Income tax income/(expense)	4,598,061	3,726,133	(605,689)
(Loss)/profit for the year	(14,815,596)	(11,902,687)	1,243,670
Other comprehensive loss
-currency translation differences	4,810,715	(6,125,433)	(6,044,772)
Total comprehensive loss for the year	$ (10,004,881)	$ (18,028,120)	$ (4,801,102)
(Loss)/earnings per share of common stock attributable to the Company
-Basic	$ (7.96)	$ (6.80)	$ 0.73
-Diluted	$ (7.96)	$ (6.80)	$ 0.73
Weighted average shares outstanding:
-Basic	1,860,831	1,750,142	1,694,489
-Diluted	1,860,831	1,750,142	1,694,489